LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Accounts Receivable From Customers
Schedule of loan portfolio composition

As of December 31, 2017 and 2016, the composition of the loan portfolio is as follows:

As of December 31, 2017	Assets before allowances			Allowances established
	Normal portfolio	Impaired portfolio	Total	Individual allowances	Group allowances	Total	Assets net balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Commercial loans	9,244,460	746,196	9,990,656	133,254	168,736	301,990	9,688,666
Foreign trade loans	1,506,359	68,154	1,574,513	49,026	1,444	50,470	1,524,043
Checking accounts debtors	179,982	15,714	195,696	2,726	11,740	14,466	181,230
Factoring transactions	444,644	5,246	449,890	4,788	1,207	5,995	443,895
Student loans	77,226	11,064	88,290	-	5,922	5,922	82,368
Leasing transactions	1,335,653	121,351	1,457,004	17,529	12,793	30,322	1,426,682
Other loans and account receivable	106,815	45,778	152,593	11,467	17,231	28,698	123,895
Subtotal	12,895,139	1,013,503	13,908,642	218,790	219,073	437,863	13,470,779

Mortgage loans
Loans with mortgage finance bonds	22,620	1,440	24,060	-	123	123	23,937
Endorsable mortgage mutual loans	110,659	4,419	115,078	-	594	594	114,484
Other mortgage mutual loans	8,501,072	456,685	8,957,757	-	68,349	68,349	8,889,408
Subtotal	8,634,351	462,544	9,096,895	-	69,066	69,066	9,027,829

Consumer loans
Installment consumer loans	2,613,041	297,701	2,910,742	-	240,962	240,962	2,669,780
Credit card balances	1,341,098	23,882	1,364,980	-	33,401	33,401	1,331,579
Leasing transactions	4,638	77	4,715	-	62	62	4,653
Other consumer loans	271,789	5,466	277,255	-	9,331	9,331	267,924
Subtotal	4,230,566	327,126	4,557,692	-	283,756	283,756	4,273,936

Total	25,760,056	1,803,173	27,563,229	218,790	571,895	790,685	26,772,544

As of December 31, 2016	Assets before allowances			Allowances established
	Normal portfolio	Impaired portfolio	Total	Individual allowances	Group allowances	Total	Assets net balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Commercial loans	9,160,354	693,303	9,853,657	159,463	148,703	308,166	9,545,491
Foreign trade loans	1,750,196	79,708	1,829,904	56,919	901	57,820	1,772,084
Checking accounts debtors	166,073	13,395	179,468	2,794	6,854	9,648	169,820
Factoring transactions	291,112	5,639	296,751	4,787	620	5,407	291,344
Student loans	-	-	-	-	-	-	-
Leasing transactions	1,376,972	108,151	1,485,123	17,593	5,546	23,139	1,461,984
Other loans and account receivable	193,589	28,973	222,562	4,780	20,482	25,262	197,300
Subtotal	12,938,296	929,169	13,867,465	246,336	183,106	429,442	13,438,023

Mortgage loans
Loans with mortgage finance bonds	31,368	1,211	32,579	-	16	16	32,563
Endorsable mortgage mutual loans	115,400	4,534	119,934	-	190	190	119,744
Other mortgage mutual loans	8,074,900	391,943	8,466,843	-	56,803	56,803	8,410,040
Subtotal	8,221,668	397,688	8,619,356	-	57,009	57,009	8,562,347

Consumer loans
Installment consumer loans	2,468,692	253,673	2,722,365	-	249,545	249,545	2,472,820
Credit card balances	1,418,409	29,709	1,448,118	-	41,063	41,063	1,407,055
Leasing transactions	5,062	55	5,117	-	72	72	5,045
Other consumer loans	266,056	5,147	271,203	-	9,339	9,339	261,864
Subtotal	4,158,219	288,584	4,446,803	-	300,019	300,019	4,146,784

Total	25,318,183	1,615,441	26,933,624	246,336	540,134	786,470	26,147,154

Schedule of portfolio of loans

As of December 31, 2017 and 2016 the portfolio before allowances is as follows, by customer’s economic activity:

	Domestic loans (*)		Foreign interbank loans		Total loans		Distribution percentage
	As of December 31		As of December 31,		As of December 31,		As of December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	%	%
Commercial loans
Manufacturing	1,218,232	1,180,886			1,218,232	1,180,886	4.39	4.34
Mining	302,037	340,554	-	-	302,037	340,554	1.09	1.25
Electricity, gas, and water	336,048	442,936	-	-	336,048	442,936	1.21	1.63
Agriculture and livestock	1,114,597	1,096,659	-	-	1,114,597	1,096,659	4.02	4.03
Forest	98,941	96,806	-	-	98,941	96,806	0.36	0.36
Fishing	215,994	296,592	-	-	215,994	296,592	0.78	1.09
Transport	697,948	787,510	-	-	697,948	787,510	2.52	2.89
Communications	168,744	196,934	-	-	168,744	196,934	0.61	0.72
Construction	1,977,417	1,792,485	-	-	1,977,417	1,792,485	7.13	6.59
Commerce	3,131,870	3,120,400	-	-	3,294,555	3,393,133	11.88	12.47
Services	467,747	482,900	162,685	272,733	467,747	482,900	1.69	1.77
Other	4,179,067	4,032,877	-	-	4,179,067	4,032,877	15.07	14.84
			-	-
Subtotal	13,908,642	13,867,539	162,685	272,733	14,071,327	14,140,272	50.75	51.98

Mortgage loans	9,096,895	8,619,356			9,096,895	8,619,356	32.81	31.68
			-	-
Consumer loans	4,557,692	4,446,803			4,557,692	4,446,803	16.43	16.34
			-	-
Total	27,563,229	26,933,698	162,685	272,733	27,725,914	27,206,431	100.00	100.00

(*)	Includes domestic interbank loans for Ch$ 0 million as of December 31, 2017 (Ch$74 million as of December 31, 2016), see Note 8.

Schedule of impaired portfolio

i)	As of December 31, 2017 and 2016, the impaired portfolio is as follows:

	As of December 31,
	2017				2016
	Commercial	Mortgage	Consumer	Total	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Individual impaired portfolio	427,890	-	-	427,890	439,707	-	-	439,707
Non-performing loans (1) (collectively evaluated)	368,522	161,768	103,171	633,461	316,838	147,572	99,721	564,131
Other impaired portfolio	217,091	300,776	223,955	741,822	172,624	250,116	188,863	611,603
Total	1,013,503	462,544	327,126	1,803,173	929,169	397,688	288,584	1,615,441

(1) Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.

ii)	The impaired portfolio with or without guarantee as of December 31, 2017 and 2016 is as follows:

	As of December 31,
	2017				2016
	Commercial	Mortgage	Consumer	Total	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Secured debt	582,557	413,716	34,260	1,030,533	519,821	357,320	35,134	912,275
Unsecured debt	430,946	48,828	292,866	772,640	409,348	40,368	253,450	703,166
Total	1,013,503	462,544	327,126	1,803,173	929,169	397,688	288,584	1,615,441

iii)	The portfolio of non-performing loans with or without guarantee, as of December 31, 2017 and 2016 is as follows:

	As of December 31,
	2017				2016
	Commercial	Mortgage	Consumer	Total	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Secured debt	167,909	141,413	8,896	318,218	159,965	129,632	8,940	298,537
Unsecured debt	200,613	20,355	94,275	315,243	156,873	17,940	90,781	265,594
Total	368,522	161,768	103,171	633,461	316,838	147,572	99,721	564,131

iv)	The portfolio of non-performing portfolio as of December 31, 2017 and 2016 is as follows:

	As of December31,
	2017				2016
	Commercial	Mortgage	Consumer	Total	Commercial	Mortgage	Consumer	Total
	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Non-performing >90 days	362,968	159,265	92,541	614,774	311,755	145,084	84,458	541,297
Non-performing <90 days	5,554	2,503	10,630	18,687	5,083	2,488	15,263	22,834
Total	368,522	161,768	103,171	633,461	316,838	147,572	99,721	564,131

Schedule of allowances for loans losses

The changes in allowance balances during 2017 and 2016 are as follows:

Activity during 2017	Commercial loans		Mortgage loans	Consumer loans	Total
	Individual	Group	Group	Group
	MCh$	MCh$	MCh$	MCh$	MCh$

Balance as of January 1, 2017	246,336	183,106	57,009	300,019	786,470
Allowances established (1)	64,658	148,681	43,621	252,038	508,998
Allowances released (2)	(55,925)	(20,491)	(11,427)	(46,089)	(133,932)
Allowances released due to charge-off (3)	(36,279)	(92,223)	(20,137)	(222,212)	(370,851)
Balances as of December 31, 2017	218,790	219,073	69,066	283,756	790,685

Activity during 2016	Commercial loans		Mortgage loans	Consumer loans	Total
	Individual	Group	Group	Group
	MCh$	MCh$	MCh$	MCh$	MCh$

Balance as of January 1, 2016	256,505	174,696	62,427	267,507	761,135
Allowances established (1)	61,002	133,855	50,892	280,544	526,293
Allowances released (2)	(43,183)	(14,432)	(34,246)	(30,790)	(122,651)
Allowances released due to charge-off (3)	(27,988)	(111,013)	(22,064)	(217,242)	(378,307)
Balances as of December 31, 2016	246,336	183,106	57,009	300,019	786,470

(1)	Represents gross allowances made in respect of increased risk of loss during the period and loan growth.
(2)	Represents the gross amount of loan loss allowances released during the year as a consequence of reduction in the level of risk existing in the loan portfolio, including as a result of improvement in the credit risk classification of borrowers and loans paid.
(3)	Represents the gross amount of loan loss allowances removed due to charge-off.

Schedule of recoveries by type of loan
Recoveries by type of loan

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Commercial loans	32,401	27,185	26,032
Consumer loans	39,972	41,072	35,565
Residential mortgage loans	10,942	10,041	6,543
Total	83,315	78,298	68,140

Schedule of allowances established on customer and interbank loans

The following chart shows the balance of allowances established, associated with credits granted to customers and banks:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Customers loans	508,998	526,293	545,056
Interbank loans	307	3,052	1,357
Total	509,305	529,345	546,413

Schedule of allowance for loan losses associated with impaired and non impaired
Portfolio by its impaired and non-impaired status.

	As of December 31, 2017
	Non-impaired				Impaired				Portfolio total
	Commercial	Mortgage	Consumer	Total non impaired	Commercial	Mortgage	Consumer	Total impaired	Commercial	Mortgage	Consumer	Total portfolio
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current portfolio	12,737,508	8,357,733	4,012,489	25,107,730	449,895	158,770	110,184	718,849	13,187,403	8,516,503	4,122,673	25,826,579
Overdue for 1-29 days	103,908	180,294	132,136	416,338	110,834	74,072	46,283	231,189	214,742	254,366	178,419	647,527
Overdue for 30-89 days	53,723	96,324	85,941	235,988	89,806	70,437	78,118	238,361	143,529	166,761	164,059	474,349
Overdue for 90 days or more	-	-	-	-	362,968	159,265	92,541	614,774	362,968	159,265	92,541	614,774

Total portfolio before allowances	12,895,139	8,634,351	4,230,566	25,760,056	1,013,503	462,544	327,126	1,803,173	13,908,642	9,096,895	4,557,692	27,563,229

Overdue loans (less than 90 days) presented as portfolio percentage	1.22%	3.20%	5.15%	2.53%	19.80%	31.24%	38.03%	26.04%	2.58%	4.63%	7.51%	4.07%

Overdue loans (90 days or more) presented as portfolio percentage.	-	-	-	-	35.81%	34.43%	28.29%	34.09%	2.61%	1.75%	2.03%	2.23%

	As of December 31, 2016
	Non-impaired				Impaired				Portfolio total
	Commercial	Mortgage	Consumer	Total non impaired	Commercial	Mortgage	Consumer	Total impaired	Commercial	Mortgage	Consumer	Total portfolio
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current portfolio	12,765,961	7,944,260	3,957,566	24,667,787	463,176	133,816	100,670	697,662	13,229,137	8,078,076	4,058,236	25,365,449
Overdue for 1-29 days	97,302	69,227	113,031	279,560	35,777	12,984	32,536	81,297	133,079	82,211	145,567	360,857
Overdue for 30-89 days	75,033	208,181	87,622	370,836	118,461	105,804	70,920	295,185	193,494	313,985	158,542	666,021
Overdue for 90 days or more	-	-	-	-	311,755	145,084	84,458	541,297	311,755	145,084	84,458	541,297

Total portfolio before allowances	12,938,296	8,221,668	4,158,219	25,318,183	929,169	397,688	288,584	1,615,441	13,867,465	8,619,356	4,446,803	26,933,624

Overdue loans (less than 90 days) presented as portfolio percentage	1.33%	3.37%	4.83%	2.57%	16.60%	29.87%	35.85%	23.31%	2.35%	4.60%	6.84%	3.81%

Overdue loans (90 days or more) presented as portfolio percentage.	-	-	-	-	33.55%	36.48%	29.27%	33.51%	2.25%	1.68%	1.90%	2.01%

Schedule for transactions of sale or transfer of loan portfolio

Reconciliation of overdue loans with non-performing loans

	As of December 31, 2017
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$

Overdue loans	362,968	159,265	92,541	614,774
Loans with not overdue but classified as non-performing loans	5,554	2,503	10,630	18,687
Total	368,522	161,768	103,171	633,461

	As of December 31, 2016
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$

Overdue loans	311,755	145,084	84,458	541,297
Loans with not overdue but classified as non-performing loans	5,083	2,488	15,263	22,834
Total	316,838	147,572	99,721	564,131